Provisions for employees' benefits (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Post-employment benefits
Post-employment benefits	$ 13,240,290	$ 11,379,045
Current	2,217,195	2,296,253
Non-current	11,023,095	9,082,792
Health
Post-employment benefits
Post-employment benefits	6,751,292	6,636,809
Pension
Post-employment benefits
Post-employment benefits	3,748,424	2,159,530
Education
Post-employment benefits
Post-employment benefits	431,243	443,761
Bonds
Post-employment benefits
Post-employment benefits	515,969	320,833
Other plans
Post-employment benefits
Post-employment benefits	108,051	91,476
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	675,210	746,585
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	12,230,189	10,398,994
Social benefits and salaries
Post-employment benefits
Post-employment benefits	874,892	856,198
Other long-term benefits
Post-employment benefits
Post-employment benefits	$ 135,209	$ 123,853